SHARE CAPITAL	9 Months Ended
Sep. 30, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
5. SHARE CAPITAL

Included in Additional Paid in Capital is the Company's Share Premium Fund as defined by Bermuda Law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company. The Share Premium Fund was $0 million and $0 million for the nine months ended September 30, 2011 and 2010, respectively.

As of September 30, 2011, 47,298,782 shares were issued and outstanding, which included 573,694 restricted shares issued to the Manager and 226,000 restricted shares issued to employees, Directors and non-employees. Par value of the Company's common shares is $0.01.

On June 1, 2011, at its Annual General Meeting (“AGM”) held in Bermuda, the Company increased authorized share capital from 51,200,000 common shares to 90,000,000 common shares, par value $0.01 per share.

In connection with the issuance of 400,000 shares related to the 2011 Equity Incentive Plan, the Manager was entitled to 4,612 restricted shares in the Company. The 4,612 restricted shares were issued to the Manager on October 24, 2011.